As filed with the Securities and Exchange Commission on April 17, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2006

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments.

	DOW JONES ISLAMIC FUND
	SCHEDULE OF INVESTMENTS
	February 28, 2006 (Unaudited)

Shares	COMMON STOCKS - 96.9%	Value
	Aerospace - 1.2%
1,000	Rockwell Collins, Inc.	53,150
4,400	United Technologies Corp.	257,400
		310,550
	Air Freight & Logistics - 1.0%
500	Expeditors International Washington, Inc.	38,895
1,100	FedEx Corp.	117,964
1,500	United Parcel Service, Inc.	112,065
		268,924
	Airlines - 0.2%
3,000	Southwest Airlines Co.	50,310
	Auto Components - 0.4%
2,000	Bandag, Inc.	85,540
1,000	Gentex Corp.	16,660
		102,200
	Automobiles - 0.4%
1,200	Harley-Davidson, Inc.	63,012
1,000	Winnebago Industries, Inc.	32,120
		95,132
	Beverages - 2.8%
8,500	The Coca-Cola Co.	356,745
6,900	PepsiCo, Inc.	407,859
		764,604
	Biotechnology - 3.6%
4,552	Amgen, Inc. (a)	343,630
1,100	Applera Corp - Applied Biosystems Group	31,097
1,075	Biogen Idec, Inc. (a)	50,794
2,000	Celgene Corp. (a)	76,000
500	Chiron Corp. (a)	22,835
2,000	Genentech, Inc. (a)	171,380
1,000	Genzyme Corp. (a)	69,340
2,000	Gilead Sciences, Inc. (a)	124,540
500	Immunomedics, Inc. (a)	1,440
1,000	Medimmune, Inc. (a)	36,490
500	Myriad Genetics, Inc. (a)	12,840
500	Techne Corp. (a)	29,735
		970,121
	Chemicals - 1.8%
1,000	Ecolab, Inc.	36,190
1,000	Engelhard Corp.	39,750
852	Monsanto Co.	71,466
1,000	Sigma-Aldrich Corp.	64,410
10,000	Syngenta AG - ADR	284,200
		496,016
	Commercial Services & Supplies - 1.9%
1,750	Apollo Group, Inc. (a)	86,415
3,000	Career Education Corp. (a)	98,520
500	Cintas Corp.	20,545
750	Copart, Inc. (a)	19,380
8,000	Corinthian Colleges, Inc. (a)	103,680
500	The Corporate Executive Board Co.	50,000
500	Deluxe Corp.	12,385
500	DeVry, Inc. (a)	11,740
300	Herman Miller, Inc.	9,057
500	HNI Corp.	29,145
500	Robert Half International, Inc.	17,960
1,000	United Stationers, Inc. (a)	49,500
		508,327
	Communications Equipment - 4.0%
314	A D C Telecommunications (a)	7,950
500	Andrew Corp. (a)	6,780
28,000	Cisco Systems, Inc. (a)	566,720
500	Echelon Corp. (a)	4,050
500	Interdigital Communications Corp. (a)	12,875
500	Plantronics, Inc.	17,280
500	Polycom, Inc. (a)	9,710
6,600	QUALCOMM, Inc.	311,586
2,000	Research In Motion Ltd. (a)	141,060
500	Tekelec (a)	6,705
		1,084,716
	Computers & Peripherals - 5.3%
8,900	Dell, Inc. (a)	258,100
500	Diebold, Inc.	20,000
8,500	EMC Corp. (a)	119,170
10,321	Hewlett-Packard Co.	338,632
6,500	International Business Machines Corp.	521,560
500	Lexmark International, Inc. (a)	23,545
1,000	NCR Corp. (a)	40,090
1,100	Network Appliance, Inc. (a)	36,476
500	QLogic Corp. (a)	20,570
12,600	Sun Microsystems, Inc. (a)	52,542
		1,430,685
	Construction & Engineering - 0.7%
500	Dycom Industries, Inc. (a)	10,675
1,500	Florida Rock Industries, Inc.	86,415
500	Fluor Corp.	43,150
500	Vulcan Materials Co.	39,500
		179,740
	Containers & Packaging - 0.1%
500	Aptargroup, Inc.	26,525
	Distributors - 0.2%
1,100	Genuine Parts Co.	48,972
	Diversified Financial Services - 0.5%
2,000	Moody's Corp.	134,000
	Diversified Telecommunication Services - 0.2%
3,000	Chunghwa Telecom Company Ltd. - ADR	56,700
	Electrical Equipment - 1.5%
5,700	American Power Conversion Corp.	116,451
1,600	Emerson Electric Co.	130,896
700	Rockwell Automation, Inc.	47,719
3,000	Woodward Governor Co.	96,450
		391,516
	Electronic Equipment & Instruments - 0.9%
1,800	Agilent Technologies, Inc. (a)	64,800
500	AVX Corp.	8,280
500	Cognex Corp.	13,755
500	Jabil Circuit, Inc. (a)	18,925
500	Kemet Corp. (a)	4,455
500	Molex, Inc.	15,915
500	Molex, Inc.	14,200
750	National Instruments Corp.	24,337
500	Plexus Corp. (a)	16,780
798	Symbol Technologies, Inc.	9,273
1,000	Trimble Navigation Ltd. (a)	40,910
		231,630
	Energy Equipment & Services - 3.4%
1,500	Baker Hughes, Inc.	101,955
2,000	BJ Services Co.	62,620
1,000	Cooper Cameron Corp. (a)	40,500
500	ENSCO International, Inc.	22,345
500	GlobalSantaFe Corp. (b)	27,670
500	Noble Corp. (b)	36,955
1,000	Patterson-UTI Energy, Inc.	27,550
500	Rowan Companies, Inc.	20,125
2,000	Schlumberger Ltd.	230,000
2,000	Tenaris S.A. - ADR	320,300
500	Tidewater, Inc.	26,125
		916,145
	Food & Staples Retailing - 1.1%
2,800	CVS Corp.	79,324
5,000	Walgreen Co.	224,300
		303,624
	Food Products - 0.3%
1,000	Hershey Foods Corp.	51,150
500	Lancaster Colony Corp.	20,070
545	Tootsie Roll Industries, Inc.	15,402
		86,622
	Health Care Equipment & Supplies - 4.4%
1,800	Baxter International, Inc.	68,130
1,000	Becton, Dickinson & Co.	63,850
900	Biomet, Inc.	32,760
2,000	Boston Scientific Corp. (a)	48,840
1,000	C.R. Bard, Inc.	65,490
500	Cytyc Corp. (a)	14,415
500	Dentsply International, Inc.	28,495
700	Guidant Corp.	53,732
560	Hospira, Inc. (a)	22,232
4,400	Medtronic, Inc.	237,380
5,000	PolyMedica Corp.	202,200
1,000	Resmed, Inc. (a)	40,590
1,000	Respironics, Inc. (a)	36,360
2,000	St Jude Medical, Inc. (a)	91,200
2,000	Stryker Corp.	92,440
500	Waters Corp. (a)	21,365
1,000	Zimmer Holdings, Inc. (a)	69,180
		1,188,659
	Health Care Providers & Services - 4.0%
500	Andrx Corp. (a)	9,800
1,650	Cardinal Health, Inc.	119,790
1,000	Cerner Corp. (a)	41,630
268	Coventry Health Care, Inc. (a)	15,978
500	Dendrite International, Inc. (a)	6,650
1,000	Emdeon Corp. (a)	10,540
1,100	Health Management Associates, Inc.	23,419
1,100	IMS Health, Inc.	26,510
1,000	Laboratory Corp Of America Holdings (a)	58,110
500	LifePoint Hospitals, Inc. (a)	15,530
1,000	Lincare Holdings, Inc. (a)	40,900
1,100	McKesson Corp.	59,543
1,025	Medco Health Solutions, Inc. (a)	57,113
10,000	Odyssey HealthCare, Inc. (a)	188,200
1,000	Patterson Cos, Inc. (a)	36,040
500	Pediatrix Medical Group, Inc. (a)	47,190
750	Renal Care Group, Inc. (a)	35,783
4,800	UnitedHealth Group, Inc.	279,504
		1,072,230
	Household Durables - 0.7%
500	Blyth, Inc.	11,140
1,000	DR Horton, Inc.	34,110
500	Ethan Allen Interiors, Inc.	20,355
700	Leggett & Platt, Inc.	16,436
500	Mohawk Industries, Inc. (a)	43,255
1,500	Snap-On, Inc.	58,380
300	The Stanley Works	15,042
		198,718
	Household Products - 4.2%
500	Clorox Co.	30,475
2,000	Colgate-Palmolive Co.	108,960
2,000	Kimberly-Clark Corp.	118,360
14,500	Procter & Gamble Co.	868,985
		1,126,780
	Industrial Conglomerates - 1.1%
4,000	3M Co.	294,360
	Internet & Catalog Retail - 0.3%
2,000	eBay, Inc. (a)	80,120
	Internet Software & Services - 0.1%
166	Ariba, Inc. (a)	1,693
59	Homestore, Inc. (a)	367
600	VeriSign, Inc. (a)	14,196
		16,256
	IT Services - 1.3%
500	Affiliated Computer Services, Inc. (a)	31,460
2,000	Automatic Data Processing, Inc.	92,380
500	Convergys Corp. (a)	8,685
3,000	First Data Corp.	135,390
500	Keane, Inc. (a)	5,870
500	MedQuist, Inc. (a)	7,000
1,200	Paychex, Inc.	48,060
500	Sabre Holdings Corp.	12,065
1,100	Unisys Corp. (a)	7,348
		348,258
	Leisure Equipment & Products - 0.5%
500	Callaway Golf Co.	8,245
1,500	Mattel, Inc.	25,275
2,000	Polaris Industries, Inc.	100,100
		133,620
	Machinery - 1.6%
4,000	ASV, Inc. (a)	128,720
1,000	Clarcor, Inc.	33,850
1,000	Danaher Corp.	60,580
700	Dover Corp.	33,558
1,100	Illinois Tool Works, Inc.	94,424
500	Kaydon Corp.	18,000
500	Pall Corp.	14,710
500	Parker Hannifin Corp.	39,085
		422,927
	Media - 0.7%
500	Catalina Marketing Corp.	11,090
500	Getty Images, Inc. (a)	40,515
500	John Wiley & Sons, Inc.	18,825
2,400	The McGraw-Hill Companies, Inc.	127,416
		197,846
	Metals & Mining - 2.2%
8,000	Cameco Corp.	296,960
5,000	Compania de Minas Buenaventura S.A. - ADR	131,100
1,000	Meridian Gold, Inc. (a)(b)	25,340
1,000	Newmont Mining Corp.	52,920
1,000	Nucor Corp.	86,050
		592,370
	Multiline Retail - 0.6%
3,500	99 Cents Only Stores (a)	39,830
500	Big Lots, Inc. (a)	6,355
1,000	Dollar General Corp.	17,420
500	Dollar Tree Stores, Inc. (a)	13,710
1,000	Family Dollar Stores, Inc.	25,720
1,200	Kohl's Corp. (a)	57,732
		160,767
	Office Electronics - 1.2%
5,000	Canon, Inc. - ADR	312,400
	Oil & Gas - 10.6%
8,880	ChevronTexaco Corp.	501,543
1,400	EOG Resources, Inc.	94,360
26,200	Exxon Mobil Corp.	1,555,494
2,000	Murphy Oil Corp.	93,740
1,000	PetroChina Co Ltd. - ADR	97,230
4,309	Royal Dutch Shell PLC - ADR	271,596
2,000	Total SA - ADR	252,260
		2,866,223
	Paper & Forest Products - 0.0%
60	Neenah Paper, Inc.	1,837
	Personal Products - 0.2%
1,600	Avon Products, Inc.	46,160
	Petroleum Refining - 0.2%
500	Tatneft - ADR	56,875
	Pharmaceuticals - 12.6%
5,600	Abbott Laboratories	247,408
500	Allergan, Inc.	54,130
4,000	AstraZeneca Plc - ADR	185,000
6,200	Bristol-Myers Squibb Co.	143,220
4,000	Eli Lilly & Co.	222,480
1,000	Forest Laboratories, Inc. (a)	45,900
11,784	Johnson & Johnson	679,348
666	King Pharmaceuticals, Inc. (a)	10,822
8,500	Merck & Co., Inc.	296,310
1,350	Mylan Laboratories	31,050
500	Noven Pharmaceuticals, Inc. (a)	7,535
31,000	Pfizer, Inc.	811,890
7,043	Sanofi-Aventis - ADR	300,243
5,400	Schering-Plough Corp.	99,900
190	Teva Pharmaceutical Industries, Ltd. ADR - ADR	7,978
5,300	Wyeth	263,940
500	XOMA Ltd (a)(b)	840
		3,407,994
	Prepackaged Software - 0.0%
500	Foundry Networks, Inc. (a)	7,020
	Real Estate - 0.1%
500	Public Storage, Inc.	39,010
	Road & Rail - 0.1%
832	Werner Enterprises, Inc.	16,166
	Semiconductor & Semiconductor Equipment - 5.6%
1,300	Altera Corp. (a)	26,052
1,000	Analog Devices, Inc.	38,140
5,800	Applied Materials, Inc.	106,372
600	Axcelis Technologies, Inc. (a)	4,146
750	Broadcom Corp. (a)	33,817
500	Cabot Microelectronics Corp. (a)	17,060
500	Credence Systems Corp. (a)	4,330
500	Cree, Inc. (a)	14,975
650	Integrated Device Technology, Inc. (a)	9,653
25,000	Intel Corp.	515,000
1,000	Intersil Corp.	28,340
600	KLA-Tencor Corp.	31,338
1,000	Linear Technology Corp.	36,860
2,000	Marvell Technology Group Ltd. (a)(b)	122,440
2,000	Maxim Integrated Products, Inc.	78,180
500	Micrel, Inc. (a)	6,985
750	Microchip Technology, Inc.	26,400
1,900	Micron Technology, Inc. (a)	29,469
2,000	National Semiconductor Corp.	56,100
500	Rambus, Inc. (a)	15,525
500	RF Micro Devices, Inc. (a)	3,365
500	Silicon Laboratories, Inc. (a)	23,990
500	Skyworks Solutions, Inc. (a)	2,630
500	Teradyne, Inc. (a)	8,395
7,000	Texas Instruments, Inc.	208,950
2,000	Xilinx, Inc.	54,560
		1,503,072
	Software - 7.2%
1,690	Adobe Systems, Inc.	65,268
5,900	BMC Software, Inc. (a)	129,033
1,100	Cadence Design Systems, Inc. (a)	19,525
600	Citrix Systems, Inc. (a)	19,416
40,000	Compuware Corp. (a)	328,400
1,000	Electronic Arts, Inc. (a)	51,970
750	Fair Isaac Corp.	31,965
700	Intuit, Inc. (a)	34,006
500	Mercury Interactive Corp. (a)	17,750
35,600	Microsoft Corp.	957,640
16,100	Oracle Corp. (a)	199,962
400	Parametric Technology Corp. (a)	6,088
500	Quest Software, Inc. (a)	7,285
3,461	Symantec Corp. (a)	58,456
1,000	Synopsys, Inc. (a)	21,870
		1,948,634
	Specialty Retail - 4.7%
500	Autozone, Inc. (a)	48,340
1,000	Bed Bath & Beyond, Inc. (a)	36,040
1,800	The Gap Inc.	33,372
9,200	Home Depot, Inc.	387,780
1,600	Limited Brands	37,872
2,800	Lowe's Cos, Inc.	190,904
750	Men's Wearhouse, Inc.	23,490
1,000	Michaels Stores, Inc.	32,100
1,200	Office Depot, Inc. (a)	42,816
1,000	O'Reilly Automotive, Inc. (a)	32,720
6,000	Pacific Sunwear Of California (a)	142,860
700	RadioShack Corp.	13,685
2,000	Ross Stores, Inc.	56,640
500	The Sherwin-Williams Co.	22,775
2,550	Staples, Inc.	62,577
500	Tiffany & Co.	18,565
2,200	TJX Cos, Inc.	53,878
1,000	Williams-Sonoma, Inc. (a)	40,490
		1,276,904
	Telephone Communications - 0.1%
1,000	Atlantic Tele-Network, Inc.	39,500
	Textiles, Apparel & Luxury Goods - 0.4%
1,000	Liz Claiborne, Inc.	36,030
600	Nike, Inc.	52,068
500	VF Corp.	27,400
		115,498
	Trading Companies & Distributors - 0.1%
500	W.W. Grainger, Inc.	37,020
	Wireless Telecommunication Services - 0.6%
9,000	Vodafone Group PLC - ADR	173,880

	Total Common Stocks (Cost $26,011,813)	26,138,163

	Other Assets in Excess of Liabilities - 3.1%	834,027

	TOTAL NET ASSETS - 100.0%	26,972,190

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	U.S security of foreign company

The cost basis of investments for federal income tax purposes at February 28, 2006 was as follows*:

Cost of investments	$26,011,823
Gross unrealized appreciation	6,334,991
Gross unrealized depreciation	(6,208,651)
Net unrealized appreciation	$126,340

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allied Asset Advisors Funds

By (Signature and Title) /s/ Bassam Osman
Bassam Osman, President

Date   4/14/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bassam Osman
Bassam Osman, President

Date   4/14/2006

By (Signature and Title)* /s/ Mohammad Basheeruddin
Mohammad Basheeruddin, Treasurer

Date   4/14/2006

* Print the name and title of each signing officer under his or her signature.